Results of operation - Operating expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cost Of Goods Sold [Line items]
Selling, general and administrative expense	€ 10,672,000	€ 6,383,000	€ 23,063,000	€ 12,355,000
Other income/(expense)	(31,000)	(58,000)	(115,000)	(249,000)
Total cost
Cost Of Goods Sold [Line items]
Research and development expense	10,750,000	8,604,000	20,602,000	17,965,000
Selling, general and administrative expense	10,672,000	6,383,000	23,063,000	12,355,000
Other income/(expense)	(56,000)	(53,000)	(171,000)	(247,000)
Total operating expenses for the year ended	21,366,000	14,934,000	43,494,000	30,073,000
Capitalized
Cost Of Goods Sold [Line items]
Research and development expense	(691,000)	(1,132,000)	(1,554,000)	(3,294,000)
Selling, general and administrative expense	0	0	0	0
Other income/(expense)	25,000	(5,000)	56,000	(2,000)
Total operating expenses for the year ended	(666,000)	(1,137,000)	(1,498,000)	(3,296,000)
Operating expense member
Cost Of Goods Sold [Line items]
Research and development expense	10,059,000	7,472,000	19,048,000	14,671,000
Selling, general and administrative expense	10,672,000	6,383,000	23,063,000	12,355,000
Other income/(expense)	(31,000)	(58,000)	(115,000)	(249,000)
Total operating expenses for the year ended	€ 20,700,000	€ 13,797,000	€ 41,996,000	€ 26,777,000